BUSINESS COMBINATIONS	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS

Note 3 — BUSINESS COMBINATIONS

The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The consideration transferred in an acquisition is measured at fair value, and the identifiable assets acquired and liabilities assumed are recognized at their acquisition-date fair values.

Well Resources Co., Ltd. (Business Transfer)

On May 1, 2026, the Company completed a business transfer agreement to acquire the operations and related assets/liabilities of four child development support and after-school daycare facilities located in Miyagi Prefecture from Well Resources Co., Ltd. (“Well Resources”) for a total cash consideration of JPY120,000,000 (US$737,962) (excluding consumption tax). The transaction was accounted for as a business combination as the acquired set included inputs, substantive processes, and outputs. The acquisition allows the Company to expand its child development support and daycare service network in the Tohoku region.

Tokai Sports Co., Ltd.

On June 1, 2026, the Company acquired 100% of the outstanding shares of Tokai Sports Co., Ltd. (“Tokai Sports”), a company engaged in operating sports schools and events for children, for a total cash consideration of JPY101,276,400 (US$622,818). The acquisition allows the Company to expand its sports school network and market presence.

Consideration Transferred and Purchase Price Allocation

The following table summarizes the consideration transferred, the recognized fair values of identifiable net assets acquired, and the goodwill recognized as of the respective acquisition dates:

	Well Resources	Tokai Sports	Total
	JPY	JPY	JPY
Cash consideration transferred	120,000,000	101,276,400	221,276,400
Recognized amounts of identifiable assets acquired:
Cash and bank deposits	-	39,236,980	39,236,980
Accounts receivable	-	561,228	561,228
Advance payments	-	286,000	286,000
Prepaid expenses	-	65,835	65,835
Suspense payments and other current assets	-	180,390	180,390
Property and equipment, net	214,526	4,300,949	4,515,475
Telephone subscription rights	-	284,491	284,491
Deposits and guarantees	-	524,240	524,240
Operating lease right-of-use assets	13,610,473	3,327,164	16,937,637
Finance lease right-of-use assets	3,381,666	4,359,094	7,740,760
Intangible assets, net	61,464,000	21,925,000	83,389,000
Deferred tax assets	731,954	407,179	1,139,133
Liabilities assumed:
Accounts payable and accruals	-	(4,312,971)	(4,312,971)
Other current liabilities	-	(1,266,310)	(1,266,310)
Deposits received	-	(1,070,287)	(1,070,287)
Accrued liabilities and other	-	(2,020,960)	(2,020,960)
Accrued liabilities	(2,065,916)	(1,149,250)	(3,215,166)
Operating lease liabilities, current	(7,047,559)	(1,830,672)	(8,878,231)
Finance lease liabilities, current	(1,382,200)	(815,594)	(2,197,794)
Operating lease liabilities, non-current	(6,562,914)	(1,496,492)	(8,059,406)
Finance lease liabilities, non-current	(1,999,466)	(3,543,500)	(5,542,966)
Deferred tax liabilities	(21,776,695)	(7,768,028)	(29,544,723)
Total identifiable net assets acquired	38,567,869	50,184,486	88,752,355
Goodwill recognized	81,432,131	51,091,914	132,524,045

The goodwill resulting from these acquisitions is primarily attributable to expected operational synergies, assembled workforce, and future sales growth potential from expanded service offerings.

Acquisition-related costs associated with these acquisitions were JPY47,365,619 for the six months ended June 30, 2026, which were expensed as incurred and included in selling, general, and administrative expenses in the unaudited interim condensed consolidated statements of income.

Since their respective acquisition dates through June 30, 2026, the amounts of net revenue and net income of Tokai Sports included in the Company’s consolidated statements of income were JPY6,237,758 (US$38,360) and JPY1,288,594 (US$7,924), respectively. For Well Resources, net revenue included in the Company’s consolidated statements of income since its acquisition date was JPY25,314,472 (US$155,676); net income is not applicable as the transaction was structured as a business transfer.

Supplemental pro forma revenue and earnings information has not been presented because the acquisitions of Well Resources and Tokai Sports, individually and in the aggregate, are not material to the Company’s consolidated financial statements.